Offerings - Offering: 1	Aug. 20, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 5,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 765,500
Offering Note	Payment of the registration fee at the time of filing of the registrant’s Registration Statement on Form S-3ASR (File No. 333-287708) on May 30, 2025 (the “Registration Statement”) was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended and is paid herewith. This “Calculation of Filing Fee” table shall be deemed to update the table in Item 14 of the Registration Statement.